PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Property Plant and Equipment Gross	$ 18,145	$ 31,938
Less: Accumulated depreciation	(18,031)	(27,061)
Property Plant and Equipment, net	114	4,877
Furniture and Fixtures [Member]
Property Plant and Equipment Gross	5,646	5,826
Leasehold Improvement [Member]
Property Plant and Equipment Gross	0	13,215
Machinery and Equipment [Member]
Property Plant and Equipment Gross	$ 12,499	$ 12,897